Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EXPENSES
Accounting and audit	$ 466	$ 533
Amortization	106	15
Filing and transfer agent fees	232	254
Foreign exchange loss	21	72
General office expenses	902	843
Legal	363	468
Management compensation and consulting fees	3,076	2,697
Mining taxes and other property costs	577	1,121
Share based payment expense	2,572	2,109
Shareholder relations	470	456
Travel	244	312
	9,029	8,880
INTEREST INCOME	2,627	3,118
GAIN ON SALE OF EXPLORATION AND EVALUATION ASSETS, NET OF TRANSACTION COSTS		1,151
CHANGE IN FAIR VALUE OF WARRANTS	(39)	(622)
EQUITY PICK UP FROM INVESTMENT IN JUANICIPIO	1,884	227
LOSS FOR THE YEAR BEFORE INCOME TAX	(4,557)	(5,006)
DEFERRED INCOME TAX BENEFIT (EXPENSE)	131	(796)
LOSS FOR THE YEAR	(4,426)	(5,802)
Items that will not be reclassified subsequently to profit or loss:
UNREALIZED LOSS ON EQUITY SECURITIES, NET OF TAXES	(334)	(1,895)
TOTAL COMPREHENSIVE LOSS	$ (4,760)	$ (7,697)
BASIC AND DILUTED LOSS PER SHARE (in dollars per share)	$ (0.05)	$ (0.07)
BASIC AND DILUTED (in shares)	86,142,539	85,519,481